Share Based Compensation	12 Months Ended
Dec. 31, 2011
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

NOTE 10—SHARE BASED COMPENSATION

Under the amended and restated 2006 Stock Incentive Plan, our common stock, common stock options, and stock appreciation rights may be granted to employees and other persons who contribute to the success of Magnum Hunter. Currently, 20,000,000 shares of our common stock are authorized to be issued under the plan, and 2,272,210 shares have been issued as of December 31, 2011.

We recognized share-based compensation expense of $25.1 million, $6.4 million, and $3.1 million for the year ended December 31, 2011, 2010, and 2009 respectively.

A summary of stock option and stock appreciation rights activity for the year ended December 31, 2011, 2010, and 2009 is presented below:

	2011		2010		2009
		Weighted-		Weighted-		Weighted-
		Average		Average		Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of period	12,779,282	$2.65	7,117,000	$0.93	1,035,000	$3.11
Granted	5,601,792	$7.74	5,892,332	$4.70	6,107,000	$0.56
Exercised	(5,479,250)	$0.92	(52,500)	$2.05	—	$—
Forfeited or expired	(335,625)	$3.40	(177,550)	$1.36	(25,000)	$2.50

Outstanding at end of period	12,566,199	$5.64	12,779,282	$2.65	7,117,000	$0.93
Exercisable at end of the year	6,915,417	$4.97	7,563,750	$1.29	4,776,750	$0.98

A summary of the Company's non-vested options and stock appreciation rights as of December 31, 2011, 2010, and 2009 is presented below:

Non-vested Options	2011	2010	2009
Non-vested at beginning of period	5,215,532	2,340,250	432,500
Granted	5,601,792	5,892,332	6,107,000
Vested	(4,832,417)	(2,964,500)	(4,174,250)
Forfeited	(334,125)	(52,550)	(25,000)

Non-vested at end of period	5,650,782	5,215,532	2,340,250

Total unrecognized compensation cost related to the non-vested options was $9.2 million, $10.4 million, and $816 thousand as of December 31, 2011, 2010, and 2009, respectively. The cost at December 31, 2011 is expected to be recognized over a weighted-average period of 1.29 years. At December 31, 2011, the aggregate intrinsic value for the outstanding options was $12.3 million; and the weighted average remaining contract life was 6.12 years.

The assumptions used in the fair value method calculation for the year ended December 31, 2011, 2010, and 2009 are disclosed in the following table:

	Year Ended December 31,
	2011(1)	2010(1)	2009(1)
Weighted average fair value per option granted during the period(2)	4.28	2.65	0.37
Assumptions(3) :
Weighted average stock price volatility	64.29%	79.32%	108 – 263%
Weighted average risk free rate of return	2.04%	1.78%	1.36 –2.53%
Weighted average expected term	6.36 years	4.24 years	4.23 years

(1)	Our estimated future forfeiture rate is zero.
(2)	Calculated using the Black-Scholes fair value based method for service and performance based grants and the Lattice Model for market based grants.
(3)	The Company does not pay dividends on our common stock.

During 2011, the Company granted 40,305 fully vested shares of common stock to the Company's board members as payment of annual and meeting fees. During 2011, the Company issued 27,099 of the shares granted in 2011 and 94,044 previously vested shares.

A summary of the Company's non-vested common shares granted under the 2006 Stock Incentive Plan as of December 31, 2011, 2010, and 2009 is presented below:

	2011		2010		2009
Non-vested Shares	Shares	Weighted Average Price Per Share	Shares	Weighted Average Price Per Share	Shares	Weighted Average Price Per Share
Non-vested at beginning of year	300,074	$4.43	2,310,000	$0.44	215,000	$2.04
Granted	40,305	$5.45	253,930	$5.45	4,168,181	$0.33
Vested	(185,330)	$0.47	(2,263,856)	$0.47	(2,048,181)	$0.43
Forfeited	—	$—	—	$—	(25,000)	$2.50

Non-vested at end of year	155,049	$4.43	300,074	$4.43	2,310,000	$0.44

Total unrecognized compensation cost related to the above non-vested shares amounted to $766 thousand, $1.2 million, and $197 thousand as of December 31, 2011, 2010, and 2009, respectively. The unrecognized compensation cost at December 31, 2011 is expected to be recognized over a weighted-average period of 1.89 years.